Share-Based Payment - Summary of Key Share-based Awards Expense and their Respective Equity or Liability Balances (Detail) - shares	1 Months Ended		12 Months Ended
	Jun. 30, 2020	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance			9,797,896	10,582,850
Granted			329,405	14,597
Issued			(302,243)	(159,751)
Cancelled			(93,000)	(635,962)
Repurchased			(7,595)	(3,838)
Ending balance			9,724,463	9,797,896
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted			329,405
Issued			(302,243)
Cancelled			(91,866)
Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted		135,198
Cancelled	(1,134)
Attributable to owners of the parent | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance			4,434,896	5,114,450
Granted			329,405	9,437
Issued			(302,243)	(159,751)
Cancelled			(91,866)	(529,240)
Ending balance			4,370,192	4,434,896
Attributable to owners of the parent | Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance			33,636	135,198
Granted				5,160
Cancelled			(1,134)	(106,722)
Ending balance			32,502	33,636
Attributable to owners of the parent | Incentive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance			5,329,364	5,333,202
Repurchased			(7,595)	(3,838)
Ending balance			5,321,769	5,329,364